Trade and Other receivables - Additional Information (Detail) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of trade and other receivables [line items]
Increase on other current assets	€ 0.2
Decrease in prepaid expenses	0.4
Lincoln Park Capital Fund Llc [member] | LPC purchase agreement [member]
Disclosure of trade and other receivables [line items]
Transaction costs related to LPC Equity facility	0.4
Walloon Region [Member]
Disclosure of trade and other receivables [line items]
Grant receivables due to related parties	1.9
Increase on current grant receivables	€ 1.8